Employee benefits: variable compensation (Detail 4) - Options outstanding	Dec. 31, 2017 CHF (SFr) shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	32,583,168
Aggregate intrinsic value	SFr 45,700,000
10.21-15.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	6,139,267
Weighted average exercise price (CHF)	SFr 11.37
Aggregate intrinsic value	SFr 40,300,000
Weighted average remaining contractual term (years)	1.1
15.01-25.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	6,729,572
Weighted average exercise price (CHF)	SFr 19.12
Aggregate intrinsic value	SFr 5,300,000
Weighted average remaining contractual term (years)	1.2
25.01-35.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	18,565,697
Weighted average exercise price (CHF)	SFr 31.43
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0.2
35.01-45.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	1,146,032
Weighted average exercise price (CHF)	SFr 35.67
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0.2
45.01-55.00
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options outstanding | shares	2,600
Weighted average exercise price (CHF)	SFr 46.02
Aggregate intrinsic value	SFr 0
Weighted average remaining contractual term (years)	0